Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax
Current tax on profits for the fiscal year		$ 34	$ 33	$ 37
Total current tax expense		34	33	37
Deferred income tax
Decrease in deferred tax assets		244,144	358,825	567,473
Decrease in deferred tax liabilities		(244,144)	(358,825)	(567,473)
Total deferred tax (benefit)/expense		0	0	0
Income tax expense	[1]	$ 34	$ 33	$ 37

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.